Leases - Summary of Total investment in Finance Lease And the Present Value of the Minimum Lease Payments to be Recovered (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	₩ 1,495,450	₩ 1,627,328
Net investment in lease	1,361,959	1,467,768
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	226,242	160,181
Net investment in lease	208,121	146,749
After one year but within two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	330,524	231,075
Net investment in lease	308,793	215,497
After two years but within three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	446,742	366,599
Net investment in lease	412,015	338,709
After three years but within four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	364,917	501,034
Net investment in lease	323,331	452,099
After four years but within five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	127,001	368,420
Net investment in lease	109,675	314,696
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	24	19
Net investment in lease	₩ 24	₩ 18